Condensed Financial Information of the Parent Company - Schedule of Parent Company Condensed Balance Sheets (Parentheticals) (Details) - $ / shares				12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued	[1]		91,756		91,756
Ordinary shares, shares outstanding	[1]		91,756		91,756
Ordinary shares, par value	[1]
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	[1]	958,077		958,077
Ordinary shares, shares outstanding	[1]	958,077		958,077
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	[1]	4		4
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares authorized	[2]			Unlimited	Unlimited
Ordinary shares, par value	[2]
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	[2]	958,077	958,077	958,077	958,077
Ordinary shares, shares outstanding	[2]	958,077	958,077	958,077	958,077
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	[2]	4	91,756	4	91,756
Ordinary shares, shares outstanding	[2]	4	91,756	4	91,756

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.
[2]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.